Operational Ratios (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operational Ratios
Tier I Regulatory Capital	75,943.7	76,969.9	77,571.5
Principal Capital	69,229.0	69,919.9	71,006.3
Supplementary Capital	6,714.7	7,050.1	6,565.2
Tier II Regulatory Capital	13,109.8	12,591.3	6,554.5
Regulatory Capital (Tier I and II)	89,053.5	89,561.3	84,126.0
Credit Risk	559,230.6	527,119.3	478,303.5
Market Risk	19,332.1	15,122.2	15,846.3
Operational Risk	60,073.2	58,499.8	57,419.4
Total RWA	638,635.9	600,741.3	551,569.2
Basel I Ratio	11.89	12.81	14.06
Basel Principal Capital	10.84	11.64	12.87
Basel Regulatory Capital	13.94	14.91	15.25